Appendix 3 Associates and Joint Ventures - Summary of Investments Accounted for Using the Equity Method (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Hydroelectric plant development and operation
Taxpayer ID No.	76.652.400-1
Company	Centrales Hidroeléctricas De Aysén S.A. (1)
Currency	Chilean peso
Percentage of direct ownership interest	0.00%	51.00%
Percentage of indirect ownership interest	0.00%	0.00%
Total	0.00%	51.00%
Relationship	Joint venture
Country	Chile
Transmisora Electrica De Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Electric energy transportation and distribution
Taxpayer ID No.	77.017.930-0
Company	Transmisora Eléctrica de Quillota Ltda. (2)
Currency	Chilean peso
Percentage of direct ownership interest	0.00%	0.00%
Percentage of indirect ownership interest	50.00%	50.00%
Total	50.00%	50.00%
Relationship	Joint venture
Country	Chile
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Promotion of liquefied natural gas supply project
Taxpayer ID No.	76.418.940-K
Company	GNL Chile. S.A. (3)
Currency	U.S. dollar
Percentage of direct ownership interest	33.33%	33.33%
Percentage of indirect ownership interest	0.00%	0.00%
Total	33.33%	33.33%
Relationship	Associate
Country	Chile
Enel Argentina (formerly named Endesa Argentina S.A.) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Portfolio company
Taxpayer ID No.	Foreign
Company	Enel Argentina S.A. (ex - Endesa Argentina S.A.) (5)
Currency	Argentine peso
Percentage of direct ownership interest	0.00%	0.00%
Percentage of indirect ownership interest	0.08%	0.12%
Total	0.08%	0.12%
Relationship	Associate
Country	Argentina
Aysen energia S.A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	76.041.595-5
Company	Aysen energia S.A (4)
Currency	Argentine peso
Percentage of direct ownership interest	51.00%	0.00%
Percentage of indirect ownership interest	0.00%	0.00%
Total	51.00%	0.00%
Relationship	Associate
Country	Argentina
Aysen Transmision S.A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	76.041.891-9
Company	Aysen Transmision S.A (4)
Currency	Argentine peso
Percentage of direct ownership interest	51.00%	0.00%
Percentage of indirect ownership interest	0.00%	0.00%
Total	51.00%	0.00%
Relationship	Associate
Country	Argentina